Note 12 - Stock-based Compensation - Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance, number of shares (in shares)		114,516
Balance, weighted average exercise price (in dollars per share)		$ 25.98
Balance, weighted average remaining contractual term (Year)	8 years 1 month 13 days	6 years 8 months 19 days
Assumed, number of shares (in shares)	52,574
Assumed, weighted average exercise price (in dollars per share)	$ 313.67
Granted, number of shares (in shares)	198,600
Granted, weighted average exercise price (in dollars per share)	$ 5.95
Cancelled, shares (in shares)	(15,957)
Cancelled, weighted average exercise price per share (in dollars per share)	$ 180.8
Exercised, shares (in shares)	(359)	0
Exercised, weighted average exercise price per share (in dollars per share)	$ 5.33
Outstanding, shares (in shares)	349,374
Outstanding, weighted average exercise price per share (in dollars per share)	$ 51.15
Outstanding, aggregate intrinsic value	$ 358,340
Exercisable, shares (in shares)	157,301
Exercisable, weighted average exercise price per share (in dollars per share)	$ 103.67
Exercisable, weighted average remaining contractual term (Year)	6 years 4 months 6 days
Exercisable, aggregate intrinsic value	$ 39,820